Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Cash payments on operating leases	$ 8,200
Right-of-use assets obtained in exchange for operating lease liabilities	43,300
Rent expense	11,534	$ 11,100	$ 5,600
Contra rent expense	$ 200
Remaining lease term	7 years 4 months 24 days
Weighted average discount rate	9.80%
Operating lease, impairment loss	$ 2,372	$ 0	$ 0